Financial assets and liabilities, Categories of financial assets and liabilities (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets [Abstract]
Cash and cash equivalents	$ 476,714	$ 278,842	$ 422,083	$ 861,376
Restricted cash	36,085	39,313
Trade receivables	344,030	248,183
Other accounts receivable	421,770	410,434
Related parties	163,344	207,964
Financial liabilities [Abstract]
Short-term portion of the financial debt	139,189	223,362
Trade payables	262,159	262,090
Accounts payable and accrued expenses	499,529	357,523
Related parties	87,573	18,379
Long-term financial debt	118,737	392,063
Financial Liabilities Valued at Amortized Cost [Member]
Financial liabilities [Abstract]
Short-term portion of the financial debt	139,189	223,362
Trade payables	262,159	262,090
Accounts payable and accrued expenses	461,889	346,505
Related parties	87,573	18,379
Total short-term portion of the financial debt	950,810	850,336
Long-term financial debt	118,737	392,063
Total financial liabilities	1,069,547	1,242,399
Financial Assets Valued at Amortized Cost [Member]
Financial assets [Abstract]
Cash and cash equivalents	476,714	278,842
Restricted cash	36,085	39,313
Trade receivables	278,587	179,233
Other accounts receivable	115,443	226,507
Related parties	163,344	207,964
Total current financial assets	$ 1,070,173	$ 931,859